Annual Total Returns[BarChart] - SMALL CAP EQUITY FUND - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.22%	15.02%	38.09%	3.83%	(5.91%)	17.17%	12.67%	(12.22%)	24.97%	19.75%